Summary of significant accounting policies: - Nuclear decommissioning funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nuclear decommissioning funds
Additional contribution to external trust funds	$ 0	$ 0
Additional amount collected for nuclear decommissioning	$ 4,750,000	$ 4,750,000
Percentage of decommissioning fund classified as equity	60.00%	60.00%
Percentage of decommissioning funds classified as fixed income securities	40.00%	40.00%
External and Internal Trust Funds:
Purchases	$ 457,909,000	$ 450,113,000	$ 395,506,000
Fair Value	$ 420,818,000	445,055,000
Average annualized rate of return over the past ten years	7.70%
Average annualized rate of return since inception	5.80%
External Trust Funds
External and Internal Trust Funds:
Cost		368,664,000	348,957,000
Purchases	$ 457,909,000	450,113,000
Net Proceeds	(453,122,000)	(430,406,000)
Unrealized Gain (Loss)	47,367,000	76,391,000
Fair Value	420,818,000	445,055,000
Net realized gains or losses, interest income and dividends, contributions and fees	4,786,000	19,707,000
Internal Funds
External and Internal Trust Funds:
Cost		77,238,000	65,005,000
Purchases	161,454,000	73,153,000
Net Proceeds	(156,015,000)	(60,920,000)
Unrealized Gain (Loss)	6,127,000	11,669,000
Fair Value	88,804,000	88,907,000
Net realized gains or losses, interest income and dividends, contributions and fees	689,000	12,232,800
Equity | External Trust Funds
External and Internal Trust Funds:
Cost		203,622,000	200,595,000
Purchases	12,186,000	61,406,000
Net Proceeds	(7,789,000)	(44,607,000)
Unrealized Gain (Loss)	49,475,000	76,221,000
Fair Value	257,494,000	293,615,000
Equity | Internal Funds
External and Internal Trust Funds:
Cost		43,698,000	38,798,000
Net Proceeds	596,000	4,900,000
Unrealized Gain (Loss)	6,373,000	11,669,000
Fair Value	50,667,000	55,367,000
Debt | External Trust Funds
External and Internal Trust Funds:
Cost		164,901,000	148,011,000
Purchases	445,353,000	388,609,000
Net Proceeds	(443,712,000)	(384,199,000)
Unrealized Gain (Loss)	(2,108,000)	170,000
Fair Value	164,434,000	152,591,000
Debt | Internal Funds
External and Internal Trust Funds:
Cost		33,540,000	26,207,000
Purchases	161,454,000	73,153,000
Net Proceeds	(156,611,000)	(65,820,000)
Unrealized Gain (Loss)	(246,000)
Fair Value	38,137,000	33,540,000
Other | External Trust Funds
External and Internal Trust Funds:
Cost		141,000	$ 351,000
Purchases	370,000	98,000
Net Proceeds	(1,621,000)	(1,600,000)
Fair Value	$ (1,110,000)	$ (1,151,000)